CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	100,000,000	100,000,000	100,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, issued	858,562,371	177,629,939	136,953,904
Common stock, outstanding	858,562,371	177,629,939	136,953,904
Series A Preferred Stock
Mezzanine stock, authorized	1,000,000	1,000,000	0
Mezzanine stock, issued	1,000,000	1,000,000	0
Mezzanine stock, outstanding	1,000,000	1,000,000	0
Preferred stock, authorized	1,000,000	1,000,000	1,000,000
Preferred stock, issued	1,000,000	1,000,000	1,000,000
Preferred stock, outstanding	1,000,000	1,000,000	1,000,000
Series B Preferred Stock
Mezzanine stock, authorized	3,000,000	3,000,000	0
Mezzanine stock, issued	2,588,693	2,588,693	0
Mezzanine stock, outstanding	2,588,693	2,588,693	0
Preferred stock, authorized	3,000,000	3,000,000	3,000,000
Preferred stock, issued	2,588,693	2,588,693	2,588,693
Preferred stock, outstanding	2,588,693	2,588,693	2,588,693
Series C Preferred Stock
Preferred stock, authorized	3,000,000	3,000,000	3,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Series D Preferred Stock
Preferred stock, authorized	20,000,000	20,000,000	20,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0